Property and Equipment, Net (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021	Sep. 30, 2022
Property and equipment, net
Property and equipment, gross	$ 7,199		$ 5,149
Less: accumulated depreciation	(4,433)		(2,944)
Property and equipment, net	2,766		2,205	$ 1,942
Depreciation expense	259	$ 828	1,070
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	1,364		1,193
Automobile
Property and equipment, net
Property and equipment, gross	2,163		533
Automobile for lease
Property and equipment, net
Property and equipment, gross	3,030		3,046
Leasehold improvements
Property and equipment, net
Property and equipment, gross	394		77
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 248		$ 300